First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 118.9%
	Aerospace & Defense – 2.5%
30,992	Airbus SE (b)	$2,671,522
630,522	Babcock International Group PLC (b) (c)	1,947,006
		4,618,528
	Auto Components – 1.0%
80,568	Cie Generale des Etablissements Michelin SCA (b)	1,805,182
	Automobiles – 2.2%
50,312	Mercedes-Benz Group AG (b)	2,544,128
138,755	Stellantis N.V. (b)	1,639,036
		4,183,164
	Banks – 6.6%
111,666	BAWAG Group AG (b) (d) (e)	4,800,330
80,814	BNP Paribas S.A. (b)	3,413,524
482,760	ING Groep N.V. (b)	4,136,494
		12,350,348
	Beverages – 3.3%
144,061	Coca-Cola HBC AG (b)	3,010,137
72,445	Diageo PLC (b)	3,049,465
		6,059,602
	Building Products – 1.6%
82,061	Cie de Saint-Gobain (b)	2,934,142
	Capital Markets – 4.4%
295,188	3i Group PLC (b)	3,544,452
56,728	Amundi S.A. (b) (d) (e)	2,361,637
203,621	St. James’s Place PLC (b)	2,318,875
		8,224,964
	Commercial Services & Supplies – 0.6%
1,763,586	Prosegur Cash S.A. (d) (e)	1,097,536
	Construction Materials – 1.1%
50,473	Holcim AG (b)	2,068,411
	Diversified Financial Services – 2.9%
469,330	BFF Bank S.p.A. (b) (d) (e)	3,117,276
1,228,449	M&G PLC (b)	2,262,952
		5,380,228
	Diversified Telecommunication Services – 2.8%
130,761	Deutsche Telekom AG (b)	2,225,771
318,706	Telenor ASA (b)	2,916,835
		5,142,606
	Electric Utilities – 4.9%
313,981	Enel S.p.A. (b)	1,287,707
437,264	Iberdrola S.A. (b)	4,077,130
217,504	SSE PLC (b)	3,672,772
		9,037,609
	Electrical Equipment – 2.1%
34,436	Schneider Electric SE (b)	3,889,573

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Food Products – 5.3%
40,000	Danone S.A. (b)	$1,891,413
73,549	Nestle S.A. (b)	7,954,863
		9,846,276
	Hotels, Restaurants & Leisure – 3.3%
54,854	Sodexo S.A. (b)	4,119,556
78,788	Whitbread PLC (b)	1,997,156
		6,116,712
	Household Durables – 2.0%
140,111	Persimmon PLC (b)	1,916,196
278,206	Vistry Group PLC	1,829,616
		3,745,812
	Insurance – 6.5%
49,701	ASR Nederland N.V. (b)	1,910,650
221,761	AXA S.A. (b)	4,841,689
1,003,590	Direct Line Insurance Group PLC (b)	2,070,566
69,158	NN Group N.V. (b)	2,689,827
15,582	Sampo Oyj, Class A (b)	665,221
		12,177,953
	Internet & Direct Marketing Retail – 1.5%
52,751	Prosus N.V. (b)	2,744,456
	Machinery – 2.9%
258,971	OC Oerlikon Corp. AG (b)	1,657,731
128,099	Sandvik AB (b)	1,746,189
141,350	Volvo AB, Class B (b)	2,000,239
		5,404,159
	Media – 0.4%
2,701,287	MFE-MediaForEurope N.V., Class A (b)	791,161
	Metals & Mining – 5.1%
107,669	Anglo American PLC (b)	3,232,850
254,015	BHP Group Ltd. (b)	6,325,299
		9,558,149
	Multi-Utilities – 2.8%
356,889	National Grid PLC (b)	3,673,855
85,741	Veolia Environnement S.A. (b)	1,638,698
		5,312,553
	Oil, Gas & Consumable Fuels – 10.8%
365,405	Repsol S.A. (b)	4,198,595
234,614	Shell PLC (b)	5,852,006
119,260	TotalEnergies SE (b)	5,595,033
218,116	Woodside Energy Group Ltd. (b)	4,443,225
		20,088,859
	Paper & Forest Products – 1.8%
102,950	UPM-Kymmene Oyj (b)	3,267,061
	Personal Products – 3.2%
135,008	Unilever PLC (b)	5,942,557

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals – 18.0%
51,167	AstraZeneca PLC (b)	$5,624,762
27,528	Bayer AG (b)	1,268,340
160,635	GSK PLC (b)	2,320,004
78,869	Novartis AG (b)	6,012,735
38,591	Novo Nordisk A.S., Class B (b)	3,844,351
20,746	Roche Holding AG (b)	6,753,503
100,605	Sanofi (b)	7,660,720
		33,484,415
	Professional Services – 3.9%
76,661	Adecco Group AG (b)	2,115,811
207,816	RELX PLC (b)	5,078,139
		7,193,950
	Semiconductors & Semiconductor Equipment – 1.7%
646,495	Alphawave IP Group PLC (c)	994,701
101,607	Infineon Technologies AG (b)	2,223,571
		3,218,272
	Software – 2.3%
51,567	SAP SE (b)	4,202,461
	Textiles, Apparel & Luxury Goods – 4.1%
158,941	Burberry Group PLC (b)	3,174,926
47,529	Cie Financiere Richemont S.A., Class A (b)	4,486,520
		7,661,446
	Tobacco – 3.4%
304,771	Imperial Brands PLC (b)	6,266,967
	Wireless Telecommunication Services – 3.9%
314,129	Tele2 AB, Class B (b)	2,710,800
4,035,972	Vodafone Group PLC (b)	4,517,058
		7,227,858
	Total Common Stocks	221,042,970
	(Cost $302,626,142)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.3%
	Equity Real Estate Investment Trusts – 2.3%
1,107,517	British Land (The) Co., PLC (b)	4,289,807
	(Cost $11,608,774)
	Total Investments – 121.2%	225,332,777
	(Cost $314,234,916)

Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(500)	EURO STOXX 50 Index	CB	$(16,260,011)	€3,550.00	10/21/22	(55,373)
(530)	EURO STOXX 50 Index	SG	(17,235,612)	3,775.00	10/21/22	(5,714)
(530)	EURO STOXX 50 Index	SG	(17,235,612)	3,825.00	10/21/22	(3,636)
(500)	EURO STOXX 50 Index	SG	(16,260,011)	3,525.00	11/18/22	(208,750)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(500)	EURO STOXX 50 Index	CB	$(16,260,011)	€3,550.00	11/18/22	$(176,409)
	Total Call Options Written					(449,882)
	(Premiums received $2,507,282)

Outstanding Loans – (37.4)%	(69,496,014)
Net Other Assets and Liabilities – 16.4%	30,595,619
Net Assets – 100.0%	$185,982,500

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2022, securities noted as such are valued at $221,410,924 or 119.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Counterparty Abbreviations
CB	Clearstream Banking S.A.
SG	Societe Generale
Currency Exposure Diversification	% of Total Investments
EUR	45.9%
GBP	34.4
CHF	13.8
SEK	2.9
DKK	1.7
NOK	1.3
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
Country Allocation†	% of Total Investments
United Kingdom	33.5%
France	17.8
Switzerland	15.1
Netherlands	7.4
Germany	5.5
Australia	4.8
Spain	4.2
Sweden	2.9
Austria	2.1
Italy	2.0
Finland	1.7
Denmark	1.7
Norway	1.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Commercial Services & Supplies	$ 1,097,536	$ 1,097,536	$ —	$ —
Household Durables	3,745,812	1,829,616	1,916,196	—
Semiconductors & Semiconductor Equipment	3,218,272	994,701	2,223,571	—
Other industry categories*	212,981,350	—	212,981,350	—
Real Estate Investment Trusts*	4,289,807	—	4,289,807	—
Total Investments	$ 225,332,777	$ 3,921,853	$ 221,410,924	$—

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (449,882)	$ —	$ (449,882)	$ —

*	See Portfolio of Investments for industry breakout.